Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution defined contribution plans	$ 43.0	$ 41.0	$ 39.3
Defined Benefit Postretirement Health Coverage
Defined Benefit Plan Disclosure [Line Items]
Services attained by employees for eligibility, years			15 years
Services attained by employees for eligibility, retiring age			55
Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	85.1	81.9
Contributions made to the pension plan	16.4	12.3
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	1,342.1	1,277.7	1,094.1
Contributions made to the pension plan		100.0
Prior service costs, amortization period (years)	11 years
Expected long-term rate of return on plan assets	7.75%
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	5.00%	4.25%
U.S. Plan | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	18.00%
U.S. Plan | Qualified Defined Benefit Pension Plans | Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	0
U.S. Plan | Qualified Defined Benefit Pension Plans | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	195.0
U.S. Plan | U.S. | Preferred and Common Stock
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	116.0	111.5
Target allocation of plan assets	26.00%
U.S. Plan | Non U.S. | Preferred and Common Stock
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	56.8	55.9
Target allocation of plan assets	21.00%
U.S. Plan | U.S. Government Sponsored Agency | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	35.00%
U.S. Plan | Private Equity Funds | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Private Equity Funds | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Equity target allocation of plan assets	20.00%
U.S. Plan | Hedge Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Global Real Estate Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Commodity Linked Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	3.00%
U.S. Plan | Derivative Financial Instruments, Assets
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	0	0
Supplemental Plan
Defined Benefit Plan Disclosure [Line Items]
Prior service costs, amortization period (years)	9 years
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	5.00%	4.25%
Other Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Amortization from AOCI of the net actuarial gain (loss)	0.6
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	5.00%	4.25%
Ultimate health care rate	5.00%
Other Postretirement Plan | Pre-Age 65 Medical and Drug Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	8.00%
Year in which ultimate trend rate will be reached	2021
Other Postretirement Plan | Post-Age 65 Medical and Drug Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	7.50%
Year in which ultimate trend rate will be reached	2021
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Amortization from AOCI of the net actuarial gain (loss)	(28.4)
Amortization from AOCI of the prior service benefit	0.1
Employee Group Waiver Plan
Defined Benefit Plan Disclosure [Line Items]
Employee Group Waiver Plan (EGWP), effective date		January 2012
Reduction in postretirement health care plan liability		26.7
Increase in net actuarial gain		$ 3.3